Provision for legal and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2021
The provision for judicial and administrative proceedings constituted, updated, is composed as follows:

The provision for judicial and administrative proceedings constituted, updated, is composed as follows:

	2021	2020

Provision for judicial and administrative proceedings	960,881	886,947

Civil (a)	309,019	245,432
Labor (b)	192,132	213,026
Tax (c)	429,951	399,288
Regulatory (d)	29,779	29,201

The changes in the provision for judicial and administrative proceedings are summarized below:

The changes in the provision for judicial and administrative proceedings are summarized below:

	December 31, 2020	Additions, net of reversals	Payment	Currency update	December 31, 2021

	886,947	278,789	(316,804)	111,949	960,881

Civil (a)	245,432	175,715	(194,501)	82,373	309,019
Labor (b)	213,026	71,961	(98,730)	5,875	192,132
Tax (c)	399,288	31,078	(23,539)	23,124	429,951
Regulatory (d)	29,201	35	(34)	577	29,779

	December 31, 2019	Balance company incorporated	Additions, net of reversals	Payment	Currency update	December 31, 2020

	703,522	125,956	333,724	(413,634)	137,379	886,947

Civil (a)	208,202	4,501	224,416	(266,872)	75,185	245,432
Labor (b)	208,224	45,691	63,649	(138,899)	34,361	213,026
Tax (c)	254,833	75,646	48,897	(7,792)	27,704	399,288
Regulatory (d)	32,263	118	(3,238)	(71)	129	29,201

Tax lawsuits	c. Tax lawsuits
	2021	2020
Federal Taxes	202,743	182,146
State Taxes	145,436	135,891
Municipal Taxes	7,626	5,633
TIM S.A. processes (Purchase price allocation)	74,146	75,618
	429,951	399,288

The company has actions of a civil, labor, tax and regulatory nature involving risks of loss classified by its legal advisers and the administration as possible, for which there is no provision for legal and administrative proceedings constituted, and no adverse material effects are expected in the financial statements, according to the values presented below:

The company has actions of a civil, labor, tax and regulatory nature involving risks of loss classified by its legal advisers and the administration as possible, for which there is no provision for legal and administrative proceedings constituted, and no adverse material effects are expected in the financial statements, according to the values presented below:

	2021	2020

	18,140,556	18,147,562

Civil (e. 1)	1,292,202	1,101,332
Labor and Social Security (e. 2)	392,035	340,801
Tax (e. 3)	16,309,439	16,586,353
Regulatory (e. 4)	146,880	119,076

The main actions with risk of loss classified as possible are described below:

The main actions with risk of loss classified as possible are described below:

e.1. Civil

	2021	2020
Consumer actions (e. 1. 1)	160,696	220,347
ANATEL (e.1.2)	258,683	223,066
Consumer protection bodies (e.1.3)	493,806	160,279
Former trading partners (e.1.4)	216,054	193,529
Environmental and infrastructure (e.1.5)	99,743	154,187
Other (e.1.6)	63,220	149,924
	1,292,202	1,101,332

Tax

e.3. Tax

	2021	2020

	16,309,439	16,586,353

Federal taxes (e. 3.1)	3,026,326	4,268,212
State taxes (e. 3. 2)	8,782,114	8,562,352
Municipal taxes (e. 3. 3)	1,234,618	740,813
FUST, FUNTTEL e EBC (e.3.4)	3,266,381	3,014,976